Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2019
Entity Registrant Name	dei_EntityRegistrantName	MAINSTAY FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000787441
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 14, 2019
Document Effective Date	dei_DocumentEffectiveDate	Mar. 14, 2019
Prospectus Date	rr_ProspectusDate	Feb. 28, 2019
MainStay MacKay Infrastructure Bond Fund (Prospectus Summary) | MainStay MacKay Infrastructure Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGVAX
MainStay MacKay Infrastructure Bond Fund (Prospectus Summary) | MainStay MacKay Infrastructure Bond Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGVNX
MainStay MacKay Infrastructure Bond Fund (Prospectus Summary) | MainStay MacKay Infrastructure Bond Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCSGX
MainStay MacKay Infrastructure Bond Fund (Prospectus Summary) | MainStay MacKay Infrastructure Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGVCX
MainStay MacKay Infrastructure Bond Fund (Prospectus Summary) | MainStay MacKay Infrastructure Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGOIX
MainStay MacKay Infrastructure Bond Fund (Prospectus Summary) | MainStay MacKay Infrastructure Bond Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGVDX